N-4	Oct. 21, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Jackson National Separate Account - I
Entity Central Index Key	0000927730
Entity Investment Company Type	N-4
Document Period End Date	Oct. 25, 2024
Amendment Flag	false
Fees and Expenses [Text Block]
The current minimum and maximum annual fees (for a single optional benefit), as displayed in the “Ongoing Fees and Expenses (annual charges)” section of the table contained in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the prospectus are:

ANNUAL FEE	MINIMUM	MAXIMUM
3. Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.20%	1.95%

3.    The minimum fee reflects an annualized percentage of GMDB Benefit Base. The maximum fee reflects an annualized percentage of the GWB.
The current lowest and highest annual cost estimates, as displayed in the “Ongoing Fees and Expenses (annual charges)” section of the table contained in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the prospectus are:

LOWEST ANNUAL COST: $705	HIGHEST ANNUAL COST: $4,684
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Ongoing Fees and Expenses [Table Text Block]

ANNUAL FEE	MINIMUM	MAXIMUM
3. Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.20%	1.95%

3.    The minimum fee reflects an annualized percentage of GMDB Benefit Base. The maximum fee reflects an annualized percentage of the GWB.

Optional Benefits Minimum [Percent]	0.20%
Optional Benefits Maximum [Percent]	1.95%
Optional Benefits Footnotes [Text Block]	The minimum fee reflects an annualized percentage of GMDB Benefit Base. The maximum fee reflects an annualized percentage of the GWB.
Lowest and Highest Annual Cost [Table Text Block]

LOWEST ANNUAL COST: $705	HIGHEST ANNUAL COST: $4,684
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 705
Highest Annual Cost [Dollars]	$ 4,684
Lowest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Highest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Item 4. Fee Table [Text Block]
The current annual charges for the following add-on benefits are:

Add-on Benefit Name	Current Annual Charge	Charge Basis
AutoGuard	0.85%	GWB
Flex GMWB (Single)	Plus: 1.65%	GWB
	Core: 1.15%
	Value: 0.30%
Flex GMWB (Joint)	Plus: 1.95%	GWB
	Core: 1.45%
	Value: 0.60%
Flex Net GMWB (Single)	Core: 1.30%	GWB
	Value: 0.45%
Flex Net GMWB (Joint)	Core: 1.60%	GWB
	Value: 0.75%
Flex Strategic Income GMWB (Single)	1.75%	GWB
Flex Strategic Income GMWB (Joint)	1.85%	GWB
MarketGuard Stretch	1.10%	GMWB Charge Base
Return of Premium GMDB	0.20%	GMDB Benefit Base
Roll-up GMDB	1.15%	GMDB Benefit Base
Highest Quarterly Anniversary Value GMDB	0.50%	GMDB Benefit Base
Combination Roll-up and Highest Quarterly Anniversary Value GMDB	1.25%	GMDB Benefit Base
Flex DB*	With Flex Value: 1.00%	GMWB Death Benefit
	With Flex Core: 1.00%
* Flex DB is only available with elections of the Flex GMWB (Single) Value or Core benefit options.

Annual Contract Expenses [Table Text Block]

Add-on Benefit Name	Current Annual Charge	Charge Basis
AutoGuard	0.85%	GWB
Flex GMWB (Single)	Plus: 1.65%	GWB
	Core: 1.15%
	Value: 0.30%
Flex GMWB (Joint)	Plus: 1.95%	GWB
	Core: 1.45%
	Value: 0.60%
Flex Net GMWB (Single)	Core: 1.30%	GWB
	Value: 0.45%
Flex Net GMWB (Joint)	Core: 1.60%	GWB
	Value: 0.75%
Flex Strategic Income GMWB (Single)	1.75%	GWB
Flex Strategic Income GMWB (Joint)	1.85%	GWB
MarketGuard Stretch	1.10%	GMWB Charge Base
Return of Premium GMDB	0.20%	GMDB Benefit Base
Roll-up GMDB	1.15%	GMDB Benefit Base
Highest Quarterly Anniversary Value GMDB	0.50%	GMDB Benefit Base
Combination Roll-up and Highest Quarterly Anniversary Value GMDB	1.25%	GMDB Benefit Base
Flex DB*	With Flex Value: 1.00%	GMWB Death Benefit
	With Flex Core: 1.00%
* Flex DB is only available with elections of the Flex GMWB (Single) Value or Core benefit options.

Item 10. Benefits Available (N-4) [Text Block]
The current rates for benefit options available with the Flex GMWB (Single) and (Joint) and Flex Net (Single) and (Joint) add-on benefits are:

Flex GMWB (Single)
Benefit Option	Value		Core		Plus
Bonus	5%		6%		7%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	3.00%	35-59	4.00%	35-59	4.00%
	60-64	3.00%	60-64	4.00%	60-64	4.25%
	65-69	4.00%	65-69	5.35%	65-69	5.50%
	70-74	4.15%	70-74	5.45%	70-74	5.60%
	75-80	4.25%	75-80	5.70%	75-80	5.80%
	81+	4.50%	81+	5.85%	81+	6.00%

Flex GMWB (Joint)
Benefit Option	Value		Core		Plus
Bonus	5%		6%		7%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	2.75%	35-59	3.75%	35-59	3.75%
	60-64	2.75%	60-64	3.75%	60-64	4.00%
	65-69	4.00%	65-69	5.00%	65-69	5.10%
	70-74	4.15%	70-74	5.10%	70-74	5.20%
	75-80	4.25%	75-80	5.25%	75-80	5.40%
	81+	4.50%	81+	5.50%	81+	5.65%

Flex Net GMWB (Single)
Benefit Option	Value		Core
Bonus	5%		6%
Step-Up	Annual Contract Value		Annual Contract Value
GWB Adjustment	105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %
	35-59	3.00%	35-59	4.00%
	60-64	3.00%	60-64	4.00%
	65-69	4.00%	65-69	5.35%
	70-74	4.15%	70-74	5.45%
	75-80	4.25%	75-80	5.70%
	81+	4.50%	81+	5.85%

Flex Net GMWB (Joint)
Benefit Option	Value		Core
Bonus	5%		6%
Step-Up	Annual Contract Value		Annual Contract Value
GWB Adjustment	105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %
	35-59	2.75%	35-59	3.75%
	60-64	2.75%	60-64	3.75%
	65-69	4.00%	65-69	5.00%
	70-74	4.15%	70-74	5.10%
	75-80	4.25%	75-80	5.25%
	81+	4.50%	81+	5.50%

The current rates for the Flex Strategic Income GMWB (Single) and (Joint) add-on benefits are:

Flex Strategic Income GMWB (Single)
Bonus	5%
GAWA Percentages	Ages	Accelerated GAWA%	Standard GAWA%
	35-59	5.35%	3.00%
	60-64	5.60%	3.00%
	65-69	7.00%	4.00%
	70-74	7.25%	4.00%
	75-80	7.35%	4.00%
	81+	7.60%	4.00%

Flex Strategic Income GMWB (Joint)
Bonus	5%
GAWA Percentages	Ages	Accelerated GAWA%	Standard GAWA%
	35-59	5.00%	2.75%
	60-64	5.00%	2.75%
	65-69	6.25%	4.00%
	70-74	6.40%	4.00%
	75-80	6.50%	4.00%
	81+	6.75%	4.00%

The current rate for the AutoGuard add-on benefit is:

Add-on Benefit Name	GAWA Percentage
AutoGuard	5.00%

The current rates for the MarketGuard Stretch add-on benefit are:

Add-on Benefit Name	Ages	GAWA Percentage
MarketGuard Stretch	0-54	4.50%
	55-59	5.00%
	60+	5.50%
The current rates for the Roll-up GMDB and Combination Roll-up and Highest Quarterly Anniversary Value GMDB add-on benefits are:

Add-on Benefit Name	Roll-up Percentage
	Age 69 or younger	Age 70 or older
Roll-up GMDB	5.00%	4.00%
Combination Roll-up and Highest Quarterly Anniversary Value GMDB	5.00%	4.00%

AutoGuard [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.85%
Name of Benefit [Text Block]	AutoGuard
Optional Benefit Expense (of Other Amount), Current [Percent]	0.85%
Benefits Description [Table Text Block]

Add-on Benefit Name	GAWA Percentage
AutoGuard	5.00%

Name of Benefit [Text Block]	AutoGuard
Flex GMWB (Single) [Member]
Prospectus:
Name of Benefit [Text Block]	Flex GMWB (Single)
Benefits Description [Table Text Block]

Flex GMWB (Single)
Benefit Option	Value		Core		Plus
Bonus	5%		6%		7%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	3.00%	35-59	4.00%	35-59	4.00%
	60-64	3.00%	60-64	4.00%	60-64	4.25%
	65-69	4.00%	65-69	5.35%	65-69	5.50%
	70-74	4.15%	70-74	5.45%	70-74	5.60%
	75-80	4.25%	75-80	5.70%	75-80	5.80%
	81+	4.50%	81+	5.85%	81+	6.00%

Name of Benefit [Text Block]	Flex GMWB (Single)
Flex GMWB (Single) - Plus [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.65%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.65%
Flex GMWB (Single) - Core [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.15%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.15%
Flex GMWB (Single) - Value [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Flex GMWB (Joint) [Member]
Prospectus:
Name of Benefit [Text Block]	Flex GMWB (Joint)
Benefits Description [Table Text Block]

Flex GMWB (Joint)
Benefit Option	Value		Core		Plus
Bonus	5%		6%		7%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	2.75%	35-59	3.75%	35-59	3.75%
	60-64	2.75%	60-64	3.75%	60-64	4.00%
	65-69	4.00%	65-69	5.00%	65-69	5.10%
	70-74	4.15%	70-74	5.10%	70-74	5.20%
	75-80	4.25%	75-80	5.25%	75-80	5.40%
	81+	4.50%	81+	5.50%	81+	5.65%

Name of Benefit [Text Block]	Flex GMWB (Joint)
Flex GMWB (Joint) - Plus [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.95%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.95%
Flex GMWB (Joint) - Core [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.45%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.45%
Flex GMWB (Joint) - Value [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.60%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.60%
Flex Net GMWB (Single) [Member]
Prospectus:
Name of Benefit [Text Block]	Flex Net GMWB (Single)
Benefits Description [Table Text Block]

Flex Net GMWB (Single)
Benefit Option	Value		Core
Bonus	5%		6%
Step-Up	Annual Contract Value		Annual Contract Value
GWB Adjustment	105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %
	35-59	3.00%	35-59	4.00%
	60-64	3.00%	60-64	4.00%
	65-69	4.00%	65-69	5.35%
	70-74	4.15%	70-74	5.45%
	75-80	4.25%	75-80	5.70%
	81+	4.50%	81+	5.85%

Name of Benefit [Text Block]	Flex Net GMWB (Single)
Flex Net GMWB (Single) - Core [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.30%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.30%
Flex Net GMWB (Single) - Value [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.45%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.45%
Flex Net GMWB (Joint) [Member]
Prospectus:
Name of Benefit [Text Block]	Flex Net GMWB (Joint)
Benefits Description [Table Text Block]

Flex Net GMWB (Joint)
Benefit Option	Value		Core
Bonus	5%		6%
Step-Up	Annual Contract Value		Annual Contract Value
GWB Adjustment	105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %
	35-59	2.75%	35-59	3.75%
	60-64	2.75%	60-64	3.75%
	65-69	4.00%	65-69	5.00%
	70-74	4.15%	70-74	5.10%
	75-80	4.25%	75-80	5.25%
	81+	4.50%	81+	5.50%

Name of Benefit [Text Block]	Flex Net GMWB (Joint)
Flex Net GMWB (Joint) - Core [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.60%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.60%
Flex Net GMWB (Joint) - Value [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.75%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.75%
Flex Strategic Income GMWB (Single) [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.75%
Name of Benefit [Text Block]	Flex Strategic Income GMWB (Single)
Optional Benefit Expense (of Other Amount), Current [Percent]	1.75%
Benefits Description [Table Text Block]

Flex Strategic Income GMWB (Single)
Bonus	5%
GAWA Percentages	Ages	Accelerated GAWA%	Standard GAWA%
	35-59	5.35%	3.00%
	60-64	5.60%	3.00%
	65-69	7.00%	4.00%
	70-74	7.25%	4.00%
	75-80	7.35%	4.00%
	81+	7.60%	4.00%

Name of Benefit [Text Block]	Flex Strategic Income GMWB (Single)
Flex Strategic Income GMWB (Joint) [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.85%
Name of Benefit [Text Block]	Flex Strategic Income GMWB (Joint)
Optional Benefit Expense (of Other Amount), Current [Percent]	1.85%
Benefits Description [Table Text Block]

Flex Strategic Income GMWB (Joint)
Bonus	5%
GAWA Percentages	Ages	Accelerated GAWA%	Standard GAWA%
	35-59	5.00%	2.75%
	60-64	5.00%	2.75%
	65-69	6.25%	4.00%
	70-74	6.40%	4.00%
	75-80	6.50%	4.00%
	81+	6.75%	4.00%

Name of Benefit [Text Block]	Flex Strategic Income GMWB (Joint)
MarketGuard Stretch [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.10%
Name of Benefit [Text Block]	MarketGuard Stretch
Optional Benefit Expense (of Other Amount), Current [Percent]	1.10%
Benefits Description [Table Text Block]

Add-on Benefit Name	Ages	GAWA Percentage
MarketGuard Stretch	0-54	4.50%
	55-59	5.00%
	60+	5.50%

Name of Benefit [Text Block]	MarketGuard Stretch
Return of Premium GMDB [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
Name of Benefit [Text Block]	Return of Premium GMDB
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
Name of Benefit [Text Block]	Return of Premium GMDB
Roll-up GMDB [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%
Name of Benefit [Text Block]	Roll-up GMDB
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%
Benefits Description [Table Text Block]

Add-on Benefit Name	Roll-up Percentage
	Age 69 or younger	Age 70 or older
Roll-up GMDB	5.00%	4.00%
Combination Roll-up and Highest Quarterly Anniversary Value GMDB	5.00%	4.00%

Name of Benefit [Text Block]	Roll-up GMDB
Highest Quarterly Anniversary Value GMDB [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Name of Benefit [Text Block]	Highest Quarterly Anniversary Value GMDB
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Name of Benefit [Text Block]	Highest Quarterly Anniversary Value GMDB
Combination Roll-up and Highest Quarterly Anniversary Value GMDB [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%
Name of Benefit [Text Block]	Combination Roll-up and Highest Quarterly Anniversary Value GMDB
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%
Benefits Description [Table Text Block]

Add-on Benefit Name	Roll-up Percentage
	Age 69 or younger	Age 70 or older
Roll-up GMDB	5.00%	4.00%
Combination Roll-up and Highest Quarterly Anniversary Value GMDB	5.00%	4.00%

Name of Benefit [Text Block]	Combination Roll-up and Highest Quarterly Anniversary Value GMDB
Flex DB [Member]
Prospectus:
Name of Benefit [Text Block]	Flex DB*
Name of Benefit [Text Block]	Flex DB*
Flex DB - Value [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Flex DB - Core [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%